Earnings per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Computation of Basic and Diluted Earnings Per Share

The computation of basic and diluted earnings per Ordinary Share is set out below:

	2017 €m	2016 €m	2015 €m
Numerator computations
Group profit for the financial year	1,919	1,270	729
Profit attributable to non-controlling interests	(24)	(27)	(5)
Profit attributable to equity holders of the Company	1,895	1,243	724
Preference dividends	-	-	-
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share	1,895	1,243	724
Profit after tax for the financial year from discontinued operations	107	81	85
Profit attributable to ordinary equity holders of the Company - numerator for basic/diluted earnings per Ordinary Share from continuing operations	1,788	1,162	639

Denominator computations
Weighted average number of Ordinary Shares (millions) outstanding for the year (i)	835.6	827.8	812.3
Effect of dilutive potential Ordinary Shares (employee share options) (millions) (i) and (ii)	5.2	6.1	3.6
Denominator for diluted earnings per Ordinary Share	840.8	833.9	815.9

Basic earnings per Ordinary Share	226.8c	150.2c	89.1c
Diluted earnings per Ordinary Share	225.4c	149.1c	88.7c

Basic earnings per Ordinary Share from continuing operations	214.0c	140.4c	78.7c
Diluted earnings per Ordinary Share from continuing operations	212.7c	139.4c	78.3c

(i)	The weighted average number of Ordinary Shares included in the computation of basic and diluted earnings per Ordinary Share has been adjusted to exclude shares held by the Employee Benefit Trust and Ordinary Shares repurchased and held by the Company (CRH plc) as Treasury Shares given that these shares do not rank for dividend. The number of Ordinary Shares so held at the balance sheet date is detailed in note 30.

(ii)	Contingently issuable Ordinary Shares (totalling 5,710,247 at 31 December 2017, 3,095,404 at 31 December 2016 and 8,630,786 at 31 December 2015) are excluded from the computation of diluted earnings per Ordinary Share where the conditions governing exercisability have not been satisfied as at the end of the reporting period or they are antidilutive for the periods presented.